Advanced Payments on Acquisition of Aircraft	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Advanced Payments on Acquisition of Aircraft
21	ADVANCED PAYMENTS ON ACQUISITION OF AIRCRAFT

	2018	2017
	RMB million	RMB million
At January 1	24,752	23,357
Additions	7,709	15,681
Interest capitalized (note 13)	1,001	793
Transfer to property, plant and equipment (note 17)	(11,520)	(15,079)

At December 31	21,942	24,752